UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21586
                                                    -------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
   -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
   -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
   -------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141
                                                           ---------------

                      Date of fiscal year end: DECEMBER 31
                                               --------------------

                   Date of reporting period: DECEMBER 31, 2004
                                             ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
                     FIRST TRUST/FIDUCIARY ASSET MANAGEMENT
                                COVERED CALL FUND
                                  ANNUAL REPORT
               FOR THE PERIOD AUGUST 17, 2004 TO DECEMBER 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2004

 Shareholder Letter ...............................................................................   1

 Portfolio Commentary .............................................................................   2

 Portfolio Components .............................................................................   3

 Portfolio of Investments .........................................................................   4

 Statement of Assets and Liabilities ..............................................................  14

 Statement of Operations ..........................................................................  15

 Statement of Changes in Net Assets ...............................................................  16

 Financial Highlights .............................................................................  17

 Notes to Financial Statements ....................................................................  18

 Report of Independent Registered Public Accounting Firm ..........................................  22

 Dividend Reinvestment Plan .......................................................................  23

 Proxy Voting Policies and Procedures .............................................................  24

 Portfolio Holdings ...............................................................................  24

 NYSE Certification Information ...................................................................  24

 Tax Information ..................................................................................  24

 Management .......................................................................................  25



                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by Mohammed Riad, Senior Portfolio Manager of Fiduciary Asset Management LLC, the sub-advisor, you will obtain an understanding of how the market environment affected its performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, First Trust Advisors L.P. personnel and Mohammed Riad, are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                  ANNUAL REPORT
                                DECEMBER 31, 2004

Dear Shareholders:

The First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") began trading on the New York Stock Exchange on August 26, 2004, under the ticker symbol FFA. First Trust Advisors L.P. ("First Trust") is the Fund's investment advisor. Fiduciary Asset Management LLC ("Fiduciary"), based in St. Louis, Missouri, is the investment sub-advisor. Mohammed Riad is the primary portfolio manager of the Fund. He joined Fiduciary in 1999 and oversees several equity portfolios, including options-based strategies for institutional investors.

From August 17, 2004, (commencement of operations), through December 31, 2004, the Fund posted a market price total return of 2.6% and a net asset value (nav) total return of 7.3%. For comparative purposes, the S&P 500 Index posted a total return of 10.4% over the same period. The Fund's market share price traded at a 0.15% premium to its nav at year-end. As of February 14, 2005, the Fund traded at a 3.43% premium. The Fund does not employ leverage.

The Fund declared and paid its first distribution in December. The amount was $0.535 per share. The distribution was based on a four-month calculation period. Under normal circumstances, the Fund intends to pay a quarterly distribution. When annualized, the current distribution rate was 8.0% based on the Fund's IPO price of $20.00 per share.

The demand for call option contracts surged on the Chicago Board Options Exchange (CBOE) following the start of the bear market in stocks in 2000. According to data from the CBOE, the open interest (contracts) on calls from 2000 through 2003 was as follows: 2000 (33.8 million), 2001 (57.3 million), 2002
(56.7 million) and 2003 (68.5 million). Data is not yet available for 2004. Though we acknowledge that some of these call options were purchased for speculative purposes, we believe that a healthy percentage of the growth in open interest came from investors looking to generate premium income via the use of covered call strategies.

There are a number of highly regarded investment strategists who believe that in this decade equity returns, specifically large-cap stocks, will average closer to their historical norm of 10.4% per year, if not in the high single digits. That figure is provided by Ibbotson Associates and covers a span from 1926 through 2004. For those investors who subscribe to this premise, we would encourage them to consider the First Trust/Fiduciary Asset Management Covered Call Fund for their investment portfolio. Since the income generated from the option premiums is generally taxed as ordinary income to the investor, we believe that investors may find FFA an attractive investment vehicle for an IRA or other tax qualified account.

I encourage shareholders to read the commentary from Mohammed Riad, Senior Portfolio Manager. We appreciate your interest in our Fund.

Sincerely,



/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust/Fiduciary Asset Management Covered Call Fund February 15, 2005

[PHOTO]
MOHAMMED RIAD PIC

MOHAMMED RIAD
MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER AND CHIEF DERIVATIVES STRATEGIST FIDUCIARY ASSET MANAGEMENT LLC

Mr. Riad is a member of the portfolio management team and performs securities research. Mr. Riad currently specializes in our options-based, small/mid-cap strategies. He has been instrumental in developing large scale options programs, working on both strategy and implementation. He joined Fiduciary Asset Management LLC in June 1999 after earning his M.B.A. from Washington University. Prior to this, Mr. Riad worked for six years at Legg Mason Wood Walker in the Washington D.C. office, and as an Administrative Manager in the New York office. Mr. Riad also holds a Bachelor of Science degree in Business from Wake Forest University.

--------------------------------------------------------------------------------
  A COMMENTARY ON THE FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
--------------------------------------------------------------------------------
The strength of the underlying equity markets during the final months of 2004 propelled the First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") to a total return since inception of 7.3%, based on NAV. The closest applicable benchmark, the CBOE S&P 500 BuyWrite Index (BXM), returned 5.2% and the S&P 500 Index returned 10.4%, both for the period August 30, 2004 (when the proceeds from the initial offering were received) through December 31, 2004. The underlying equity only portion of the Fund exhibited strong performance, returning 15.1%. The Fund's over-weights in the industrial, technology and consumer sectors coupled with strong individual equity performance contributed to the strong results. The Fund's strategy will continue to earn income on the call premiums associated with the call options, with capital appreciation being a lesser objective. We were pleased to meet the quarterly distribution goal, while capturing modest capital appreciation to increase the Fund NAV.

Reasons for the market strength can be attributed to the following:

      o  Strong corporate net earning and revenue growth continued throughout
         2004.
      o U.S. GDP growth measured 4.4% for the year, while inflationary pressures remained in check.
      o Historically low interest rates allowed investors to find value in equity securities.
      o Strong "demand" for equity securities, measured by net cash inflows into equity funds.
      o  Tax cuts and fiscal investment incentives promoted market demand.

Given this favorable investment environment, the Fund rapidly invested its $377.0 million initial public offering net proceeds into a select portfolio of S&P 500 equity issues. Concurrent with these equity purchases, call options were written (sold) on the portfolio securities to provide equity growth and to minimize downside risks.

During December 2004, the Fund declared and paid its first quarterly dividend to shareholders. This dividend, $0.535 per share, represented ordinary income earned by the Fund's investment portfolio since the offering, and represented an annualized yield of 8.0% on the offering price.

We are constructive about the U.S. economy and the underlying equity markets for 2005. Corporations should continue to show strong revenue and profit growth and equity valuations remain reasonable. Our expectations going into 2005 include the following:
      o The U.S. economy, as it begins its fourteenth consecutive quarter of expansion, should recede from its unsustainable recovery rates to its long-term trend-line growth rate of 3.0 to 3.5%.
      o Corporate profits, already at record highs in 2004, should slow to their 7% trend-line growth rate from +20% annual growth in the past three years.
      o  Equities should remain undervalued relative to bonds.
      o No meaningful changes in fiscal or monetary policies should occur in 2005.
      o  Corporate coffers should have more than $1 trillion in cash.

CAUTION REGARDING FORWARD-LOOKING STATEMENTS

THIS ANNUAL REPORT CONTAINS CERTAIN FORWARD-LOOKING STATEMENTS WITHIN THE MEANING OF SECTION 27A OF THE SECURITIES ACT OF 1933. FORWARD-LOOKING STATEMENTS INCLUDE STATEMENTS REGARDING THE GOALS, BELIEFS, PLANS OR CURRENT EXPECTATIONS OF FIDUCIARY ASSET MANAGEMENT, LLC AND ITS REPRESENTATIVES, TAKING INTO ACCOUNT THE INFORMATION CURRENTLY AVAILABLE TO THEM. FORWARD-LOOKING STATEMENTS INCLUDE ALL STATEMENTS THAT DO NOT RELATE SOLELY TO CURRENT OR HISTORICAL FACT. FOR EXAMPLE, FORWARD-LOOKING STATEMENTS INCLUDE THE USE OF WORDS SUCH AS "ANTICIPATE," "ESTIMATE," "INTEND," "EXPECT," "BELIEVE," "PLAN," "MAY," "SHOULD," "WOULD," OR OTHER WORDS THAT CONVEY UNCERTAINTY OF FUTURE EVENTS OR OUTCOMES.

FORWARD-LOOKING STATEMENTS INVOLVE KNOWN AND UNKNOWN RISKS, UNCERTAINTIES AND OTHER FACTORS THAT MAY CAUSE THE FUND'S ACTUAL RESULTS, PERFORMANCE OR ACHIEVEMENTS TO BE MATERIALLY DIFFERENT FROM ANY FUTURE RESULTS, PERFORMANCE OR ACHIEVEMENTS EXPRESSED OR IMPLIED BY THE FORWARD-LOOKING STATEMENTS. WHEN EVALUATING THE INFORMATION INCLUDED IN THIS ANNUAL REPORT, YOU ARE CAUTIONED NOT TO PLACE UNDUE RELIANCE ON THESE FORWARD-LOOKING STATEMENTS, WHICH REFLECT THE JUDGMENT OF FIDUCIARY ASSET MANAGEMENT, LLC AND ITS REPRESENTATIVES ONLY AS OF THE DATE HEREOF. WE UNDERTAKE NO OBLIGATION TO PUBLICLY REVISE OR UPDATE THESE FORWARD-LOOKING STATEMENTS TO REFLECT EVENTS AND CIRCUMSTANCES THAT ARISE AFTER THE DATE HEREOF.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO COMPONENTS+
DECEMBER 31, 2004


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Software ........................................... 6.6%
Consumer Finance ................................... 6.1%
Semiconductors & Semiconductor Equipment ........... 5.9%
Health Care Providers & Services ................... 5.4%
Industrial Conglomerates ........................... 5.0%
Capital Markets .................................... 5.0%
Metals & Mining .................................... 4.7%
Health Care Equipment & Services ................... 4.5%
Machinery .......................................... 4.0%
Specialty Retail ................................... 3.6%
Computers & Peripherals ............................ 3.5%
Air Freight & logistics ............................ 3.2%
Commercial Banks ................................... 3.1%
Biotechnology ...................................... 3.0%
Communications Equipment ........................... 3.0%
Diversified Telecommunication Services ............. 2.8%
Aerospace & Defense ................................ 2.7%
Internet & Catalog Retail .......................... 2.6%
Hotels, Restaurants & Leisure ...................... 2.4%
Thrifts & Mortgage Finance ......................... 2.3%
Household Durables ................................. 2.2%
Diversified Financial Services ..................... 2.1%
Pharmaceuticals .................................... 1.9%
U.S. Government Agency Discount Note ............... 1.7%
IT Services ........................................ 1.6%
Electrical Equipment ............................... 1.6%
Insurance .......................................... 1.5%
Multiline Retail ................................... 1.4%
Textiles, Apparel & Luxury Goods ................... 1.4%
Food & Staples Retailing ........................... 1.2%
Automobiles ........................................ 1.1%
Oil & Gas .......................................... 1.0%
Wireless Telecommunication Services ................ 1.0%
Leisure Equipment & Products ....................... 0.9%


+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

                    See Notes to Financial Statements.                    Page 3

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

                                                                    MARKET
   SHARES                                                            VALUE
-----------                                                       -----------

 COMMON STOCKS+ - 104.8%


              SOFTWARE - 7.0%
      213,500 Amdocs Ltd.* ...................................  $   5,604,375
      163,000 Computer Associates International, Inc. ........      5,062,780
      164,000 Electronic Arts, Inc.* .........................     10,115,520
      275,000 Symantec Corp.* ................................      7,084,000
                                                                --------------
                                                                   27,866,675
                                                                --------------

              CONSUMER FINANCE - 6.5%
      208,500 American Express Company .......................     11,753,145
      495,000 MBNA Corp. .....................................     13,954,050
                                                                --------------
                                                                   25,707,195
                                                                --------------

              SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT - 6.3%
      285,000 Applied Materials, Inc.* .......................      4,873,500
      159,000 Broadcom Corp., Class A* .......................      5,132,520
      238,000 Intel Corp. ....................................      5,566,820
      285,000 Micron Technology, Inc.* .......................      3,519,750
      237,500 Texas Instruments, Inc. ........................      5,847,250
                                                                --------------
                                                                   24,939,840
                                                                --------------

              HEALTH CARE PROVIDERS & SERVICES - 5.8%
       64,000 Quest Diagnostics, Inc. ........................      6,115,200
      191,000 UnitedHealth Group, Inc. .......................     16,813,730
                                                                --------------
                                                                   22,928,930
                                                                --------------

              INDUSTRIAL CONGLOMERATES - 5.4%
      327,500 General Electric Company .......................     11,953,750
      260,000 Tyco International Ltd. ........................      9,292,400
                                                                --------------
                                                                   21,246,150
                                                                --------------

              CAPITAL MARKETS - 5.3%
      215,500 Merrill Lynch & Company, Inc. ..................     12,880,435
       77,000 The Goldman Sachs Group, Inc. ..................      8,011,080
                                                                --------------
                                                                   20,891,515
                                                                --------------

              METALS & MINING - 5.0%
      211,200 Alcoa, Inc. ....................................      6,635,904
       50,000 Nucor Corp. ....................................      2,617,000
       50,800 Phelps Dodge Corp. .............................      5,025,136
      107,000 United States Steel Corp. ......................      5,483,750
                                                                --------------
                                                                   19,761,790
                                                                --------------

              HEALTH CARE EQUIPMENT & SERVICES - 4.8%
      230,500 Boston Scientific Corp.* .......................      8,194,275
       90,000 Medtronic Inc. .................................      4,470,300
       77,000 Zimmer Holdings, Inc.* .........................      6,169,240
                                                                --------------
                                                                   18,833,815
                                                                --------------


Page 4                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


                                                                    MARKET
   SHARES                                                            VALUE
-----------                                                       -----------

 COMMON STOCKS+ - CONTINUED

              MACHINERY - 4.2%
      103,600 Caterpillar, Inc. ..............................  $  10,102,036
       88,000 Deere & Company ................................      6,547,200
                                                                --------------
                                                                   16,649,236
                                                                --------------

              SPECIALTY RETAIL - 3.9%
      104,000 Best Buy Company, Inc. .........................      6,179,680
       65,000 Lowe's Companies, Inc. .........................      3,743,350
      125,500 The Home Depot, Inc. ...........................      5,363,870
                                                                --------------
                                                                   15,286,900
                                                                --------------

              COMPUTERS & PERIPHERALS - 3.8%
      104,000 Apple Computer, Inc.* ..........................      6,697,600
      193,500 Dell, Inc.* ....................................      8,154,090
                                                                --------------
                                                                   14,851,690
                                                                --------------

              AIR FREIGHT & LOGISTICS - 3.4%
      134,900 FedEx Corp. ....................................     13,286,301
                                                                --------------

              COMMERCIAL BANKS - 3.3%
      135,000 Bank of America Corp. ..........................      6,343,650
      129,000 Wachovia Corp. .................................      6,785,400
                                                                --------------
                                                                   13,129,050
                                                                --------------

              BIOTECHNOLOGY - 3.2%
       74,500 Amgen, Inc.* ...................................      4,779,175
      148,000 Genentech, Inc.* ...............................      8,057,120
                                                                --------------
                                                                   12,836,295
                                                                --------------

              COMMUNICATIONS EQUIPMENT - 3.2%
      364,000 Cisco Systems, Inc.* ...........................      7,025,200
      137,000 QUALCOMM, Inc. .................................      5,808,800
                                                                --------------
                                                                   12,834,000
                                                                --------------

              DIVERSIFIED TELECOMMUNICATION SERVICES - 3.0%
       85,500 ALLTEL Corp. ...................................      5,023,980
      169,000 Verizon Communications, Inc. ...................      6,846,190
                                                                --------------
                                                                   11,870,170
                                                                --------------

              AEROSPACE & DEFENSE - 2.9%
       43,000 General Dynamics Corp. .........................      4,497,800
       67,000 United Technologies Corp. ......................      6,924,450
                                                                --------------
                                                                   11,422,250
                                                                --------------

              INTERNET & CATALOG RETAIL - 2.8%
      171,500 Amazon.com, Inc.* ..............................      7,595,735
       30,000 eBay, Inc.* ....................................      3,488,400
                                                                --------------
                                                                   11,084,135
                                                                --------------


                    See Notes to Financial Statements.                    Page 5

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


                                                                    MARKET
   SHARES                                                            VALUE
-----------                                                       -----------

 COMMON STOCKS+ - CONTINUED

              HOTELS, RESTAURANTS & LEISURE - 2.5%
       49,500 Harrah's Entertainment, Inc. ...................  $   3,311,055
      192,800 International Game Technology ..................      6,628,464
                                                                --------------
                                                                    9,939,519
                                                                --------------

              THRIFTS & MORTGAGE FINANCE - 2.4%
       69,000 MGIC Investment Corp. ..........................      4,754,790
      116,600 Washington Mutual, Inc. ........................      4,929,848
                                                                --------------
                                                                    9,684,638
                                                                --------------

              HOUSEHOLD DURABLES - 2.3%
       92,800 Centex Corp. ...................................      5,529,024
       63,200 Lennar Corp., Class A ..........................      3,582,176
                                                                --------------
                                                                    9,111,200
                                                                --------------

              DIVERSIFIED FINANCIAL SERVICES - 2.2%
      183,000 Citigroup, Inc. ................................      8,816,940
                                                                --------------

              PHARMACEUTICALS - 2.0%
      289,700 Pfizer, Inc. ...................................      7,790,033
                                                                --------------

              IT SERVICES - 1.8%
       75,000 Automatic Data Processing, Inc. ................      3,326,250
       85,000 First Data Corp. ...............................      3,615,900
                                                                --------------
                                                                    6,942,150
                                                                --------------

              ELECTRICAL EQUIPMENT - 1.6%
       91,500 Emerson Electric Company .......................      6,414,150
                                                                --------------

              INSURANCE - 1.6%
       95,000 American International Group, Inc. .............      6,238,650
                                                                --------------

              MULTILINE RETAIL - 1.5%
      126,000 Nordstrom, Inc. ................................      5,887,980
                                                                --------------

              TEXTILES, APPAREL & LUXURY GOODS - 1.5%
       64,000 NIKE, Inc., Class B ............................      5,804,160
                                                                --------------

              FOOD & STAPLES RETAILING - 1.3%
      116,000 CVS Corp. ......................................      5,228,120
                                                                --------------

              AUTOMOBILES - 1.2%
       75,000 Harley-Davidson, Inc. ..........................      4,556,250
                                                                --------------

              OIL & GAS - 1.1%
       58,000 Kinder Morgan, Inc. ............................      4,241,540
                                                                --------------

              WIRELESS TELECOMMUNICATION SERVICES - 1.1%
      139,500 Nextel Communications, Inc., Class A* ..........      4,185,000
                                                                --------------

              LEISURE EQUIPMENT & PRODUCTS - 0.9%
      115,000 Eastman Kodak Company ..........................      3,708,750
                                                                --------------

              TOTAL COMMON STOCKS+ ...........................    413,975,017
                                                                --------------
              (Cost $393,357,100)


Page 6                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


 PRINCIPAL                                                          MARKET
  VALUE                                                             VALUE
-----------                                                       -----------

U.S. GOVERNMENT AGENCY DISCOUNT NOTE - 1.7%

              FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION (FNMA) - 1.7%
$   7,000,000 FNMA, 1.945%, 3/16/05++ ........................  $   6,966,833
                                                                --------------

              TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTE            6,966,833
                                                                --------------
              (Cost $6,972,013)


              TOTAL INVESTMENTS - 106.5% .....................    420,941,850
              (Cost $400,329,113)**

              CALL OPTIONS WRITTEN - (6.7)% ..................    (26,543,375)
              (Premiums received $24,108,747)
              Net Other Assets & Liabilities - 0.2% ..........        625,962
                                                                --------------
              NET ASSETS - 100.0% ............................  $ 395,024,437
                                                                ==============

--------------------------------------------------------------------------------
         *    Non-income producing security.
        **    Aggregate cost for federal tax purposes is $401,092,267.
         +    Securities or partial securities on which call options were written; all Common Stocks are pledged as collateral.
        ++    Rate represents annualized yield at date of purchase.

   NUMBER
      OF                                                            MARKET
  CONTRACTS                                                          VALUE
------------                                                     ------------
 CALL OPTIONS WRITTEN - (6.7)%

                 Alcoa, Inc. Calls
          456    @ 32.5 due Apr 05 ...........................  $     (60,420)
          704    @ 35 due Apr 05 .............................        (42,240)
          332    @ 35 due Jan 06 .............................        (73,040)
                                                                ---------------
                                                                     (175,700)
                                                                ---------------
                 ALLTEL Corp. Call
          855    @ 60 due Jan 06 .............................       (290,700)
                                                                ---------------

                 Amazon.com, Inc. Calls
          430    @ 42.5 due Apr 05 ...........................       (223,600)
          200    @ 45 due Jul 05 .............................        (98,000)
          525    @ 45 due Jan 06 .............................       (364,875)
          560    @ 50 due Jan 06 .............................       (271,600)
                                                                ---------------
                                                                     (958,075)
                                                                ---------------
                 Amdocs Ltd. Calls
          580    @ 25 due Apr 05 .............................       (172,550)
           80    @ 25 due Jul 05 .............................        (29,200)
          680    @ 30 due Jul 05 .............................        (96,900)
          795    @ 30 due Jan 06 .............................       (202,725)
                                                                ----------------
                                                                     (501,375)
                                                                ----------------
                 American Express Company Calls
          150    @ 60 due Jul 05 .............................        (20,250)
        1,935    @ 60 due Jan 06 .............................       (527,287)
                                                                ----------------
                                                                     (547,537)
                                                                ----------------

                    See Notes to Financial Statements.                    Page 7

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


   NUMBER
      OF                                                            MARKET
  CONTRACTS                                                          VALUE
------------                                                     ------------
 CALL OPTIONS WRITTEN - CONTINUED

                 American International Group, Inc. Calls
           55    @ 65 due Feb 05 .............................  $     (13,750)
          895    @ 65 due Jan 06 .............................       (648,875)
                                                                --------------
                                                                     (662,625)
                                                                --------------
                 Amgen, Inc. Calls
          175    @ 65 due Apr 05 .............................        (49,875)
          570    @ 65 due Jan 06 .............................       (353,400)
                                                                ---------------
                                                                     (403,275)
                                                                ---------------
                 Apple Computer, Inc. Calls
          315    @ 60 due Jul 05 .............................       (338,625)
          315    @ 60 due Jan 06 .............................       (437,850)
          410    @ 65 due Jan 06 .............................       (471,500)
                                                                ---------------
                                                                   (1,247,975)
                                                                ---------------
                 Applied Materials, Inc. Calls
        1,280    @ 18 due Apr 05 .............................       (105,600)
          930    @ 20 due Jul 05 .............................        (60,450)
          640    @ 20 due Jan 06 .............................        (88,000)
                                                                ---------------
                                                                     (254,050)
                                                                ---------------
                 Automatic Data Processing, Inc. Calls
          150    @ 45 due Jan 05 .............................         (8,250)
          300    @ 45 due Feb 05 .............................        (28,500)
                                                                ---------------
                                                                      (36,750)
                                                                ---------------
                 Bank of America Corp. Calls
          270    @ 47.5 due Jan 05 ...........................        (12,150)
        1,080    @ 47.5 due Feb 05 ...........................        (97,200)
                                                                ---------------
                                                                     (109,350)
                                                                ---------------
                 Best Buy Company, Inc. Calls
          442    @ 60 due Mar 05 .............................       (132,600)
          250    @ 60 due Jun 05 .............................       (117,500)
          148    @ 65 due Jun 05 .............................        (33,670)
          200    @ 60 due Jan 06 .............................       (142,000)
                                                                ---------------
                                                                     (425,770)
                                                                ---------------
                 Boston Scientific Corp. Calls
          395    @ 37.5 due May 05 ...........................        (69,125)
        1,910    @ 35 due Jan 06 .............................       (955,000)
                                                                ---------------
                                                                   (1,024,125)
                                                                ---------------
                 Broadcom Corp. Calls
        1,235    @ 35 due May 05 .............................       (302,575)
          355    @ 35 due Jan 06 .............................       (172,175)
                                                                ---------------
                                                                     (474,750)
                                                                ---------------
                 Caterpillar, Inc. Calls
           50    @ 95 due May 05 .............................        (33,000)
          440    @ 100 due Aug 05 ............................       (248,600)
          546    @ 100 due Jan 06 ............................       (442,260)
                                                                ---------------
                                                                     (723,860)
                                                                ---------------

Page 8                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


   NUMBER
      OF                                                            MARKET
  CONTRACTS                                                          VALUE
------------                                                     ------------
 CALL OPTIONS WRITTEN - CONTINUED

                 Centex Corp. Calls
          341    @ 55 due Apr 05 .............................  $    (247,225)
          587    @ 55 due Jan 06 .............................       (666,245)
                                                                ---------------
                                                                     (913,470)
                                                                ---------------
                 Cisco Systems, Inc. Calls
          730    @ 20 due Jan 05 .............................        (18,250)
        1,090    @ 22.5 due Apr 05 ...........................        (38,150)
                                                                ---------------
                                                                      (56,400)
                                                                ---------------
                 Citigroup Inc. Calls
          825    @ 47.5 due Jan 05 ...........................        (94,875)
          640    @ 50 due Mar 05 .............................        (41,600)
                                                                ---------------
                                                                     (136,475)
                                                                ---------------
                 Computer Associates International, Inc. Calls
          765    @ 30 due Feb 05 .............................       (149,175)
          575    @ 30 due May 05 .............................       (165,312)
                                                                ---------------
                                                                     (314,487)
                                                                ---------------
                 CVS Corp. Calls
          400    @ 47.5 due May 05 ...........................        (54,000)
          760    @ 47.5 due Jan 06 ...........................       (250,800)
                                                                ---------------
                                                                     (304,800)
                                                                ---------------
                 Deere & Company Calls
           68    @ 75 due Jun 05 .............................        (33,320)
          326    @ 70 due Jan 06 .............................       (330,890)
          486    @ 80 due Jan 06 .............................       (252,720)
                                                                ---------------
                                                                     (616,930)
                                                                ---------------
                 Dell, Inc. Calls
          705    @ 42.5 due Feb 05 ...........................        (84,600)
          525    @ 42.5 due May 05 ...........................       (115,500)
                                                                ---------------
                                                                     (200,100)
                                                                ---------------
                 Eastman Kodak Company Calls
          603    @ 32.5 due Apr 05 ...........................       (111,555)
          547    @ 35 due Jan 06 .............................       (150,425)
                                                                ---------------
                                                                     (261,980)
                                                                ---------------
                 eBay, Inc. Call
          300    @ 115 due Jul 05 ............................       (372,000)
                                                                ---------------

                 Electronic Arts, Inc. Calls
        1,140    @ 60 due Jun 05 .............................       (718,200)
          500    @ 65 due Jan 06 .............................       (300,000)
                                                                ---------------
                                                                   (1,018,200)
                                                                ---------------
                 Emerson Electric Company Calls
           93    @ 70 due Jan 05 .............................        (12,090)
           92    @ 70 due Mar 05 .............................        (20,700)
          320    @ 70 due Jun 05 .............................       (107,200)
                                                                ---------------
                                                                     (139,990)
                                                                ---------------

                    See Notes to Financial Statements.                    Page 9

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


   NUMBER
      OF                                                            MARKET
  CONTRACTS                                                          VALUE
------------                                                     ------------
 CALL OPTIONS WRITTEN - CONTINUED

                 FedEx Corp. Calls
          226    @ 95 due Apr 05 .............................  $    (143,510)
          674    @ 100 due Apr 05 ............................       (249,380)
                                                                ---------------
                                                                     (392,890)
                                                                ---------------
                 First Data Corp. Calls
          300    @ 42.5 due Feb 05 ...........................        (39,000)
          550    @ 45 due May 05 .............................        (63,250)
                                                                ---------------
                                                                     (102,250)
                                                                ---------------
                 Genentech, Inc. Calls
          880    @ 50 due Mar 05 .............................       (554,400)
          350    @ 50 due Jun 05 .............................       (294,000)
          250    @ 50 due Jan 06 .............................       (263,750)
                                                                ---------------
                                                                   (1,112,150)
                                                                ---------------
                 General Dynamics Corp. Calls
          144    @ 105 due Feb 05 ............................        (35,640)
          286    @ 110 due May 05 ............................        (69,355)
                                                                ---------------
                                                                     (104,995)
                                                                ---------------
                 General Electric Company Call
        3,275    @ 37.5 due Jun 05 ...........................       (393,000)
                                                                ---------------

                 Harley-Davidson, Inc. Call
          300    @ 60 due May 05 .............................       (123,000)
                                                                ---------------
                 Harrah's Entertainment, Inc. Calls
          225    @ 60 due May 05 .............................       (185,625)
          135    @ 65 due May 05 .............................        (66,150)
          135    @ 70 due Aug 05 .............................        (43,200)
                                                                ---------------
                                                                     (294,975)
                                                                ---------------
                 Intel Corp. Calls
          430    @ 25 due Apr 05 .............................        (40,850)
        1,485    @ 25 due Jul 05 .............................       (200,475)
                                                                ---------------
                                                                     (241,325)
                                                                ---------------
                 International Game Technology Calls
        1,845    @ 35 due Apr 05 .............................       (355,163)
           83    @ 35 due Jan 06 .............................        (34,445)
                                                                ---------------
                                                                     (389,608)
                                                                ---------------
                 Kinder Morgan, Inc. Call
          580    @ 70 due Jan 06 .............................       (391,500)
                                                                ---------------

                 Lennar Corp. Calls
          280    @ 55 due Aug 05 .............................       (193,200)
          282    @ 55 due Jan 06 .............................       (243,930)
           70    @ 60 due Jan 06 .............................        (43,400)
                                                                ---------------
                                                                     (480,530)
                                                                ---------------
                 Lowe's Companies, Inc. Calls
          210    @ 55 due Apr 05 .............................        (92,400)
          440    @ 60 due Apr 05 .............................        (74,800)
                                                                ---------------
                                                                     (167,200)
                                                                ---------------


Page 10                   See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


   NUMBER
      OF                                                            MARKET
  CONTRACTS                                                          VALUE
------------                                                     ------------
 CALL OPTIONS WRITTEN - CONTINUED

                 MBNA Corp. Calls
        2,340    @ 27.5 due Jan 05 ...........................  $    (257,400)
        1,665    @ 27.5 due Mar 05 ...........................       (274,725)
                                                                ---------------
                                                                     (532,125)
                                                                ---------------
                 Medtronic Inc. Calls
          215    @ 50 due Jan 05 .............................        (12,900)
          685    @ 55 due May 05 .............................        (41,100)
                                                                ---------------
                                                                      (54,000)
                                                                ---------------
                 Merrill Lynch & Company, Inc. Calls
        1,565    @ 60 due Apr 05 .............................       (410,813)
          590    @ 65 due Jan 06 .............................       (194,700)
                                                                ---------------
                                                                     (605,513)
                                                                ---------------
                 MGIC Investment Corp. Calls
          250    @ 75 due Mar 05 .............................        (21,250)
          320    @ 70 due Jun 05 .............................       (137,600)
          120    @ 75 due Jan 06 .............................        (59,400)
                                                                ---------------
                                                                     (218,250)
                                                                ---------------
                 Micron Technology, Inc. Call
        2,600    @ 12 due Apr 05 .............................       (305,500)
                                                                ---------------

                 Nextel Communications, Inc. Call
        1,395    @ 30 due May 05 .............................       (313,875)
                                                                ---------------

                 NIKE, Inc. Calls
          390    @ 90 due Apr 05 .............................       (169,650)
          250    @ 95 due Jul 05 .............................        (88,750)
                                                                ---------------
                                                                     (258,400)
                                                                ---------------
                 Nordstrom, Inc. Calls
          789    @ 45 due Apr 05 .............................       (299,820)
          441    @ 50 due Jan 06 .............................       (209,475)
                                                                ---------------
                                                                     (509,295)
                                                                ---------------
                 Nucor Corp. Calls
          166    @ 45 due Jul 05 .............................       (174,300)
          167    @ 50 due Jul 05 .............................       (128,590)
          167    @ 50 due Jan 06 .............................       (158,650)
                                                                ---------------
                                                                     (461,540)
                                                                ---------------
                 Pfizer, Inc. Calls
          240    @ 25 due Jun 05 .............................        (72,000)
        1,112    @ 27.5 due Jun 05 ...........................       (166,800)
          120    @ 25 due Jan 06 .............................        (46,800)
        1,425    @ 27.5 due Jan 06 ...........................       (356,250)
                                                                ---------------
                                                                     (641,850)
                                                                ---------------
                 Phelps Dodge Corp. Calls
          123    @ 90 due Apr 05 .............................       (159,900)
          345    @ 95 due Apr 05 .............................       (341,550)
           40    @ 90 due Jul 05 .............................        (62,200)
                                                                ---------------
                                                                     (563,650)
                                                                ---------------


                    See Notes to Financial Statements.                   Page 11

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


   NUMBER
      OF                                                            MARKET
  CONTRACTS                                                          VALUE
------------                                                     ------------
 CALL OPTIONS WRITTEN - CONTINUED

                 QUALCOMM, Inc. Call
        1,370    @ 45 due Apr 05 .............................  $    (239,750)
                                                                ---------------

                 Quest Diagnostics, Inc. Calls
          160    @ 95 due May 05 .............................        (84,000)
          320    @ 100 due Jan 06 ............................       (217,600)
                                                                ---------------
                                                                     (301,600)
                                                                ---------------
                 Symantec Corp. Calls
          500    @ 25 due Apr 05 .............................       (145,000)
          670    @ 30 due Jul 05 .............................       (107,200)
        1,450    @ 35 due Jan 06 .............................       (210,250)
                                                                ---------------
                                                                     (462,450)
                                                                ---------------
                 Texas Instruments, Inc. Calls
        1,465    @ 25 due Apr 05 .............................       (234,400)
          760    @ 27.5 due Apr 05 ...........................        (49,400)
          150    @ 25 due Jul 05 .............................        (34,500)
                                                                ---------------
                                                                     (318,300)
                                                                ---------------
                 The Goldman Sachs Group, Inc. Calls
          170    @ 105 due Apr 05 ............................        (71,400)
          270    @ 110 due Jul 05 ............................        (93,150)
          200    @ 110 due Jan 06 ............................       (134,000)
                                                                ---------------
                                                                     (298,550)
                                                                ---------------
                 The Home Depot, Inc. Calls
          325    @ 42.5 due Feb 05 ...........................        (43,875)
          426    @ 42.5 due May 05 ...........................       (102,240)
          450    @ 45 due Jan 06 .............................       (121,500)
                                                                ---------------
                                                                     (267,615)
                                                                ---------------
                 Tyco International Ltd. Calls
          562    @ 35 due Jan 05 .............................        (61,820)
        2,038    @ 35 due Apr 05 .............................       (397,410)
                                                                ---------------
                                                                     (459,230)
                                                                ---------------
                 United States Steel Corp. Calls
           40    @ 50 due Jul 05 .............................        (30,000)
          438    @ 50 due Jan 06 .............................       (435,810)
          592    @ 55 due Jan 06 .............................       (458,800)
                                                                ---------------
                                                                     (924,610)
                                                                ---------------


Page 12                   See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004


   NUMBER
      OF                                                            MARKET
  CONTRACTS                                                          VALUE
------------                                                     ------------
CALL OPTIONS WRITTEN - CONTINUED

                 United Technologies Corp. Calls
          200    @ 100 due Feb 05 ............................  $     (97,000)
          135    @ 100 due May 05 ............................        (89,100)
          335    @ 105 due May 05 ............................       (134,000)
                                                                ---------------
                                                                     (320,100)
                                                                ---------------
                 UnitedHealth Group, Inc. Calls
          300    @ 85 due Mar 05 .............................       (180,000)
          320    @ 85 due Jan 06 .............................       (379,200)
          725    @ 90 due Jan 06 .............................       (659,750)
                                                                ---------------
                                                                   (1,218,950)
                                                                ---------------
                 Verizon Communications, Inc. Call
        1,690    @ 42.5 due Apr 05 ...........................       (101,400)
                                                                ---------------

                 Wachovia Corp. Call
        1,290    @ 55 due Jan 06 .............................       (270,900)
                                                                ---------------

                 Washington Mutual, Inc. Calls
          380    @ 40 due Apr 05 .............................       (108,300)
          786    @ 42.5 due Apr 05 ...........................        (98,250)
                                                                ---------------
                                                                     (206,550)
                                                                ---------------
                 Zimmer Holdings, Inc. Calls
          310    @ 80 due Mar 05 .............................       (133,300)
          165    @ 80 due Jun 05 .............................       (108,900)
          200    @ 85 due Jun 05 .............................        (83,000)
                                                                ---------------
                                                                     (325,200)
                                                                ---------------

              TOTAL CALL OPTIONS WRITTEN .....................  $ (26,543,375)
                                                                ===============
              (Premiums Received $24,108,747)


                   See Notes to Financial Statements.                    Page 13

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


ASSETS:
Investments, at value
   (Cost $400,329,113) .....................................................................   $420,941,850
Cash .......................................................................................      3,100,279
Receivable for investment securities sold ..................................................      3,479,625
Dividends receivable .......................................................................        314,594
Interest receivable ........................................................................         10,091
                                                                                               -------------
     Total Assets ..........................................................................    427,846,439
                                                                                               -------------

LIABILITIES:
Options written, at value (Premiums received $24,108,747) ..................................     26,543,375
Payable for investment securities purchased ................................................      5,489,459
Investment advisory fee payable ............................................................        337,079
Offering cost payable ......................................................................        311,529
Audit and legal fees payable ...............................................................         55,329
Payable to administrator ...................................................................         30,354
Accrued expenses and other payables ........................................................         54,877
                                                                                               -------------
     Total Liabilities .....................................................................     32,822,002
                                                                                               -------------
NET ASSETS .................................................................................   $395,024,437
                                                                                               =============
NET ASSETS CONSIST OF:
Accumulated net realized loss on investments sold ..........................................   $   (164,970)
Net unrealized appreciation of investments .................................................     18,178,109
Par value ..................................................................................        197,802
Paid-in capital ............................................................................    376,813,496
                                                                                               -------------
     Net Assets ............................................................................   $395,024,437
                                                                                               =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) .......................   $      19.97
                                                                                               =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)      19,780,236
                                                                                               =============


Page 14                   See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004*


INVESTMENT INCOME:
Dividends ..................................................................................   $  1,393,603
Interest ...................................................................................        161,176
                                                                                               -------------
     Total investment income ...............................................................      1,554,779
                                                                                               -------------

EXPENSES:
Investment advisory fee ....................................................................      1,329,367
Administration fee .........................................................................        120,229
Audit and legal fees .......................................................................         77,696
Custodian fees .............................................................................         52,866
Printing fees ..............................................................................         35,734
Trustees' fees and expenses ................................................................         20,695
Other ......................................................................................         42,990
                                                                                               -------------
     Total expenses ........................................................................      1,679,577
                                                                                               -------------
NET INVESTMENT LOSS ........................................................................       (124,798)
                                                                                               -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain/(loss) on:
     Securities transactions ...............................................................     32,108,956
     Written option transactions ...........................................................    (21,566,702)
                                                                                               -------------
Net realized gain on investments during the period .........................................     10,542,254
                                                                                               -------------
Net change in unrealized appreciation/(depreciation) of:
     Securities transactions ...............................................................     20,612,737
     Written option transactions ...........................................................     (2,434,628)
                                                                                               -------------
Net change in unrealized appreciation/(depreciation) of investments during the period ......     18,178,109
                                                                                               -------------
Net realized and unrealized gain on investments ............................................     28,720,363
                                                                                               -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................   $ 28,595,565
                                                                                               =============

----------------------------------------------------
*  The Fund commenced operations on August 17, 2004.

                    See Notes to Financial Statements.                   Page 15

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004*



                                                                                                            PERIOD
                                                                                                             ENDED
                                                                                                          12/31/2004*
                                                                                                        -------------
Net investment loss .................................................................................   $   (124,798)
Net realized gain on investments ....................................................................     10,542,254
Net change in unrealized appreciation/(depreciation) of investments during the period ...............     18,178,109
                                                                                                        -------------
Net increase in net assets resulting from operations ................................................     28,595,565

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains ..................................................................................    (10,582,426)
                                                                                                        -------------
Total distributions to shareholders .................................................................    (10,582,426)

CAPITAL TRANSACTIONS:
Gross proceeds from sale of 19,780,236 Common Shares ................................................    377,802,507
Offering costs ......................................................................................       (791,209)
                                                                                                        -------------
Net increase from capital transactions ..............................................................    377,011,298
                                                                                                        -------------
Net increase in net assets ..........................................................................    395,024,437

NET ASSETS:
Beginning of period .................................................................................         --
                                                                                                        -------------
End of period .......................................................................................   $395,024,437
                                                                                                        =============
Undistributed net investment income end of period ...................................................   $     --
                                                                                                        =============

-------------------------------------------------------------
*   The Fund commenced operations on August 17, 2004.

Page 16                   See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                                           PERIOD
                                                                                           ENDED
                                                                                        12/31/2004*
                                                                                        -----------
 Net asset value, beginning of period ...............................................   $     19.10
                                                                                        -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ................................................................         (0.01)
 Net realized and unrealized gain on investments ....................................          1.46
                                                                                        -----------
 Total from investment operations ...................................................          1.45
                                                                                        -----------
 DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
 Net realized gains .................................................................         (0.54)
                                                                                        -----------
 Total from Distributions ...........................................................         (0.54)
                                                                                        -----------
 Common shares offering costs charged to paid-in capital ............................         (0.04)
                                                                                        -----------
 Net asset value, end of period .....................................................   $     19.97
                                                                                        ===========
 Market value, end of period ........................................................   $     20.00
                                                                                        ===========
 TOTAL RETURN BASED ON NET ASSET VALUE (A)+ .........................................          7.29%
                                                                                        ===========
 TOTAL RETURN BASED ON MARKET VALUE (B)+ ............................................          2.62%
                                                                                        ===========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ...............................................   $   395,024
 Ratio of operating expenses to average net assets ..................................          1.26%**
 Ratio of net investment loss to average net assets .................................         (0.09)%**
 Portfolio turnover rate ............................................................         73.42%

--------------------------------------------------
*    The Fund commenced operations on August 17, 2004.
**   Annualized.
(a) Total return based on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share price per share, all based on market price per share.
+    Total return is not annualized for periods less than one year.

                    See Notes to Financial Statements.                   Page 17

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2004

                               1. FUND DESCRIPTION

First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on May 20, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities and writing (selling) call options on at least 80% of the Fund's Managed Assets ("Managed Assets" is gross assets of the Fund minus the sum of the Fund's accrued and unpaid dividends on Common Shares and accrued liabilities, including the value of call options written). There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of 4:15 p.m. Eastern time, every day on which the New York Stock Exchange is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day on which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Short-term investments that mature in 60 days or less are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.


OPTION CONTRACTS:

COVERED CALL OPTIONS. When the Fund purchases equity securities, it simultaneously writes (sells) covered call options on substantially all of such equity securities. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered call options. By writing (selling) call options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying equity security. Call options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, an increase in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of call options may also be adversely affected if the market for the options becomes less liquid or smaller.

Call options the Fund writes (sells) will either be exercised, expire or cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If a call option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2004

payment of the exercise price. In this case, the call option premium received by the Fund will be added to the amount realized on the sale of the equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the call option's exercise price, the call option will likely expire without being exercised. The call option premium will be treated as short term capital gain on the expiration date of the call option. The Fund may also elect to close out its position in a call option prior to its expiration by purchasing a call option of the same option series as the call option written (sold) by the Fund.

The Fund writes (sells) call options on at least 80% of the Fund's Managed Assets. These call options give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's investment strategy depends on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.


SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized and recorded on the accrual basis, including amortization of premiums and accretion of discounts.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are expected to be declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Permanent differences incurred during the period ended December 31, 2004, resulting in book and tax accounting differences have been reclassified at year end to reflect a decrease to accumulated net investment loss by $124,798 and an increase to accumulated net realized loss by $124,798. Net assets were not affected by this reclassification.

The tax character of distributions paid during 2004 were as follows:

Distributions paid from:

Ordinary Income................................    $10,582,426

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Ordinary Income................................    $   598,184
Unrealized Appreciation........................    $17,414,955

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2004


INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.


EXPENSES:

The Fund pays all expenses directly related to its operations.


ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust Advisors L.P. ("First Trust") has paid all organizational expenses. The Fund's share of Common Share offering costs, $791,209, was recorded as a reduction of the proceeds from the sale of Common Shares.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks, and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Fiduciary Asset Management, LLC (the "Sub-Advisor") serves as the Fund's Sub-Advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust out of the First Trust management fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's administrator and transfer agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2004


                4. PURCHASES AND SALES OF SECURITIES AND OPTIONS

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the period ended December 31, 2004, aggregated amounts were $600,923,040 and $232,766,618, respectively.

As of December 31, 2004, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $26,925,453 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $9,510,498.

Written option activity for the Fund was as follows:

                                                      NUMBER
                                                        OF
                                                     CONTRACTS      PREMIUMS
                                                     ---------      --------
WRITTEN OPTIONS
Options outstanding at inception of the Fund ......      --        $     --
Options written ...................................    213,722       52,586,738
Options expired ...................................     (5,441)        (515,644)
Options exercised .................................        (25)          (1,538)
Options closed ....................................   (124,053)     (27,960,809)
                                                     ---------     ------------
Options outstanding at December 31, 2004 ..........     84,203     $ 24,108,747
                                                     =========     ============

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND

We have audited the accompanying statement of assets and liabilities of First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund"), including the portfolio of investments, as of December 31, 2004, and the related statement of operations, statement of changes in net assets, and financial highlights for the period August 17, 2004 (inception) through December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust/Fiduciary Asset Management Covered Call Fund at December 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period August 17, 2004 (inception) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.


[GRAPHIC OMIITED]
DELOITTE AND TOUCHE LOGO


Chicago, Illinois
February 17, 2005

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2004

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends and distributions on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

         (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

         (2) If the Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2004

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and
(3) on the SEC's website located at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities from its inception on August 17, 2004 through June 30, 2005, will be filed with the SEC on Form N-PX no later than August 31, 2005, and at such time will be available (i) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the SEC's website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of September 28, 2004, he was not aware of any violation by the Fund of NYSE corporate goverance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR, N-CSRS and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.

                                 TAX INFORMATION

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended December 31, 2004, 12.75% qualify for the corporate dividend received deduction available to corporate shareholders.

The Fund hereby designates as qualified dividend income distributions 10.03% of the ordinary income (including short-term capital gain), for the year ended December 31, 2004.

--------------------------------------------------------------------------------
MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2004


                         BOARD OF TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers* of the Fund is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 988-5891.




                                                                                           NUMBER OF                   OTHER
                                                                                           PORTFOLIOS              TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)        IN FUND COMPLEX           DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED       DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee      o One year term         Physician, Sportsmed/        20 portfolios                  None
D.O.B. 04/51                      o 7 months served       Wheaton Orthopedics
c/o First Trust Advisors L.P.
1001 Warrenville Road
Suite 300
Lisle, IL 60532


Niel B. Nielson, Trustee          o One year term         President, Covenant          20 portfolios              Director of Good
D.O.B. 03/54                      o 7 months served       College (June 2002 to                                   News Publisher-
c/o First Trust Advisors L.P.                             present); Pastor, College                               Crossway Books;
1001 Warrenville Road                                     Church in Wheaton                                       Covenant Transport
Suite 300                                                 (1997 to June 2002)                                     Inc.
Lisle, IL 60532


Thomas R. Kadlec, Trustee         o One year term         Vice President and Chief     20 portfolios                  None
D.O.B. 11/57                      o 7 months served       Financial Officer (1990
c/o First Trust Advisors L.P.                             to present) ADM
1001 Warrenville Road                                     Investor Services, Inc.
Suite 300                                                 (Futures Commission
Lisle, IL 60532                                           Merchant); Registered
                                                          Representative (2000 to
                                                          present); Segerdahl &
                                                          Company, Inc., a NASD
                                                          member (Broker-Dealer)


David M. Oster, Trustee           o One year term         Trader and Market             9 portfolios                  None
D.O.B. 03/64                      o 7 months served       Maker, Chicago Options
c/o First Trust Advisors L.P.                             Exchange (Self
1001 Warrenville Road                                     Employed-1987 to
Suite 300                                                 present in options
Lisle, IL 60532                                           trading and market
                                                          making)

--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2004


                   BOARD OF TRUSTEES AND OFFICERS (CONTINUED)


                                                                                           NUMBER OF                   OTHER
                                                                                           PORTFOLIOS              TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)        IN FUND COMPLEX           DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED       DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                          INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen, Trustee           o One year Trustee      President, First Trust        20 portfolios                 None
President, Chairman of the          term and indefinite   Advisors L.P. and First
Board and CEO                       officer term          Trust Portfolios L.P.;
D.O.B. 09/55                      o 7 months served       Chairman of the Board,
1001 Warrenville Road                                     BondWave LLC and
Suite 300                                                 Stonebridge Advisors
Lisle, IL 60532                                           LLC

------------------------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert F. Carey, Vice             o Indefinite term       Senior Vice President,             N/A                      N/A
President                         o 7 months served       First Trust Advisors L.P.
D.O.B. 07/63                                              and First Trust
1001 Warrenville Road                                     Portfolios L.P.
Suite 300
Lisle, IL 60532


Mark R. Bradley, Treasurer,       o Indefinite term       Chief Financial Officer,           N/A                      N/A
Controller, Chief Financial       o 7 months served       Managing Director, First
Officer, Chief Accounting                                 Trust Advisors L.P. and
Officer                                                   First Trust Portfolios
D.O.B. 11/57                                              L.P.; Chief Financial
1001 Warrenville Road                                     Officer, BondWave LLC
Suite 300                                                 and Stonebridge
Lisle, IL 60532                                           Advisors LLC


W. Scott Jardine, Secretary       o Indefinite term       General Counsel, First             N/A                      N/A
and Chief Compliance              o 7 months served       Trust Advisors L.P. and
Officer                                                   First Trust Portfolios
D.O.B. 05/60                                              L.P.; Secretary,
1001 Warrenville Road                                     BondWave LLC and
Suite 300                                                 Stonebridge Advisors
Lisle, IL 60532                                           LLC


--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2004


                   BOARD OF TRUSTEES AND OFFICERS (CONTINUED)



                                                                                           NUMBER OF                   OTHER
                                                                                           PORTFOLIOS              TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)        IN FUND COMPLEX           DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED       DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                              OFFICERS WHO ARE NOT TRUSTEES - (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Roger Testin                      o Indefinite term       Senior Vice President,               N/A                    N/A
Vice President                    o 7 months served       First Trust Advisors L.P.
D.O.B. 06/66                                              (August 2001 to
1001 Warrenville Road                                     present); Analyst, Dolan
Suite 300                                                 Capital Management
Lisle, IL 60532                                           (1998-2001)


Susan M. Brix                     o Indefinite term       Representative, First                N/A                    N/A
Assistant Vice President          o 7 months served       Trust Portfolios L.P.;
D.O.B. 01/60                                              Assistant Portfolio
1001 Warrenville Road                                     Manager, First Trust
Suite 300                                                 Advisors L.P.
Lisle, IL 60532


Kristi A. Maher                   o Indefinite term       Assistant General                    N/A                    N/A
Assistant Secretary               o 7 months served       Counsel, First Trust
D.O.B. 12/66                                              Portfolios L.P. (March
1001 Warrenville Road                                     2004 to present);
Suite 300                                                 Associate, Chapman and
Lisle, IL 60532                                           Cutler LLP (1995-2004)

-----------------
    * The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                       This Page Left Blank Intentionally.




ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) AUDIT FEES (REGISTRANT) -- The aggregate fees billed for the Fund's last two fiscal years (from inception on August 17, 2004 to December 31, 2004) for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such last two fiscal years are $ 15,000.

         (b) AUDIT-RELATED FEES (REGISTRANT) -- The aggregate fees billed in the Fund's last two fiscal years (from inception on August 17, 2004 to December 31, 2004) for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $ 0.

              AUDIT-RELATED FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the adviser's registration statements and are not reported under paragraph (a) of this Item are $0.

         (c) TAX FEES (REGISTRANT) -- The aggregate fees billed in the last two fiscal years (from inception on August 17, 2004 to December 31, 2004) for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant are $ 0.

             TAX FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Fund's adviser are $0.

         (d) ALL OTHER FEES (REGISTRANT) -- The aggregate fees billed in the last two fiscal years (from inception on August 17, 2004 to December 31, 2004) for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item, are $ 0.

             ALL OTHER FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for products and services provided by the principal accountant to the registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item, are $0.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter, the Audit Committee (the "COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Fund by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee and shall report any such pre-approval to the full Committee. The Committee is also responsible for the approval of the independent auditor's engagements for non-audit services with the Fund's management (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Fund's management (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund that were not pre-approved pursuant to the DE MINIMIS exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                (b) Not Applicable.

                (c) Not Applicable.

                (d) Not Applicable.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                  (b) Not Applicable.

                  (c) Not Applicable.

                  (d) Not Applicable.

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant (from inception on August 17, 2004 to December 31, 2004) was $0.

         (h) Not applicable. The audit committee pre-approved all non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

    (a) The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: Thomas R. Kadlec. Niel B. Nielson, David M. Oster and Richard E. Erickson.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.


                         FIDUCIARY ASSET MANAGEMENT, LLC

                               PROXY VOTING POLICY

A. STATEMENT OF POLICY

1. It is the policy of Fiduciary Asset Management, LLC ("FAM") to vote all proxies over which it has voting authority in the best interest of FAM's clients.

B. DEFINITIONS

2. By "best interest of FAM's clients," FAM means clients' best economic interest over the long term -- that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

3. By "material conflict of interest," FAM means circumstances when FAM itself knowingly does business with a particular proxy issuer or closely affiliated entity, and may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies of that issuer are voted.

C. FAM INVESTS WITH MANAGEMENTS THAT SEEK SHAREHOLDERS' BEST INTERESTS

4. Under its investment philosophy, FAM generally invests client funds in a company only if FAM believes that the company's management seeks to serve shareholders' best interests. Because FAM has confidence in the managements of the companies in which it invests, it believes that management decisions and recommendations on issues such as proxy voting GENERALLY are likely to be in shareholders' best interests.

5. FAM may periodically reassess its view of company managements. If FAM concludes that a company's management no longer serves shareholders' best interests, FAM generally sells its clients' shares of the company. FAM believes that clients do not usually benefit from holding shares of a poorly managed company or engaging in proxy contests with management.

D. FAM'S PROXY VOTING PROCEDURES

6. When companies in which FAM has invested client funds issue proxies, FAM routinely votes the proxies as recommended by management, because it believes that recommendations by these companies' managements generally are in shareholders' best interests, and therefore in the best economic interest of FAM's clients.

7. If FAM has decided to sell the shares of a company, whether because of concerns about the company's management or for other reasons, FAM generally abstains from voting proxies issued by the company after FAM has made the decision to sell. FAM generally will not notify clients when this type of routine abstention occurs.

8. FAM also may abstain from voting proxies in other circumstances. FAM may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of clients, such as when foreign proxy issuers impose unreasonable voting or holding requirements. FAM generally will not notify clients when this type of routine abstention occurs.

9. The procedures in this policy apply to all proxy voting matters over which FAM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

E. ALTERNATIVE PROCEDURES FOR POTENTIAL MATERIAL CONFLICTS OF INTEREST

10. In certain circumstances, such as when the proponent of a proxy proposal is also a client of FAM, an appearance might arise of a potential conflict between FAM's interests and the interests of affected clients in how the proxies of that issuer are voted.

11. Because FAM does not exercise discretion in voting proxies, but routinely votes proxies as recommended by management, no potential conflict of interest could actually affect FAM's voting of the proxies.

12.a. Nevertheless, when FAM itself knowingly does business with a particular proxy issuer and a material conflict of interest between FAM's interests and clients' interests may appear to exist, FAM generally would, to avoid any appearance concerns, follow an alternative procedure rather than vote proxies as recommended by management. Such an alternative procedure generally would involve causing the proxies to be voted in accordance with the recommendations of an independent service provider that FAM may use to assist in voting proxies. FAM generally will not notify clients if it uses this procedure to resolve an apparent material conflict of interest. FAM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

12.b. In unusual cases, FAM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

     (i) Notifying affected clients of the conflict of interest (if practical), and seeking a waiver of the conflict to permit FAM to vote the proxies under its usual policy;

    (ii) Abstaining from voting the proxies; or

   (iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

FAM generally will notify affected clients if it uses one of these alternative procedures to resolve a material conflict of interest.

F. OTHER EXCEPTIONS

13. On an exceptions basis, FAM may for other reasons choose to depart from its usual procedure of routinely voting proxies as recommended by management.

G. VOTING BY CLIENT INSTEAD OF FAM

14. A FAM client may vote its own proxies instead of directing FAM to do so. FAM recommends this approach if a client believes that proxies should be voted based on political or social interests.

15. FAM generally will not accept proxy voting authority from a client (and will encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with FAM's guidelines or with the client's best economic interest in FAM's view.

16. FAM generally will abstain from voting on (or otherwise participating in) the commencement of legal proceedings such as shareholder class actions or bankruptcy proceedings.

H. PERSONS RESPONSIBLE FOR IMPLEMENTING FAM'S POLICY

17. FAM's client services staff has primary responsibility for implementing FAM's proxy voting procedures, including ensuring that proxies are timely submitted. FAM also may use a service provider to assist in voting proxies, recordkeeping, and other matters.

18. FAM's security analysts routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

I. RECORDKEEPING

19. FAM or a service provider maintains, in accordance with Rule 204-2 of the Investment Advisers Act:

     (i) Copies of all proxy voting policies and procedures;

     (ii) Copies of proxy statements received (unless maintained elsewhere as described below);

     (iii) Records of proxy votes cast on behalf of clients;

     (iv) Documents prepared by FAM that are material to a decision on how to vote or memorializing the basis for a decision;

     (v) Written client requests for proxy voting information, and (vi) written responses by FAM to written or oral client requests.

20. FAM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if FAM relies on the service provider to maintain related records.

21. FAM or its service provider may rely on the SEC's EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).

22. All proxy related records will be maintained in an easily accessible place for five years (and an appropriate office of FAM or a service provider for the first two years).

J. AVAILABILITY OF POLICY AND PROXY VOTING RECORDS TO CLIENTS

23. FAM will initially inform clients of this policy and how a client may learn of FAM's voting record for the client's securities through summary disclosure in
Part II of FAM's Form ADV. Upon receipt of a client's request for more information, FAM will provide to the client a copy of this proxy voting policy and/or how FAM voted proxies for the client during the period since this policy was adopted.

        ADOPTED EFFECTIVE AUGUST 1, 2003 AND AS AMENDED SEPTEMBER 9, 2003
        -----------------------------------------------------------------



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

-------------------------------------------------------------------------------------------------------------------------

                                                                                               (D) MAXIMUM NUMBER (OR
                                                                (C) TOTAL NUMBER OF             APPROXIMATE DOLLAR VALUE)
                                                                OF SHARES (OR UNITS)              OF SHARES (OR UNITS)
                  (A) TOTAL  NUMBER        (B) AVERAGE            PURCHASED  AS PART                 THAT MAY YET BE
                    OF SHARES (OR         PRICE PAID PER        OF PUBLICLY ANNOUNCED             PURCHASED UNDER THE
      PERIOD        UNITS) PURCHASED     SHARE (OR UNIT)          PLANS OR PROGRAMS                PLANS OR PROGRAMS
-------------------------------------------------------------------------------------------------------------------------
8/17/04-8/31/04            0               N/A                          N/A                                N/A
-------------------------------------------------------------------------------------------------------------------------
9/1/04-9/30/04             0               N/A                          N/A                                N/A
-------------------------------------------------------------------------------------------------------------------------
10/1/04-10/31/04           0               N/A                          N/A                                N/A
-------------------------------------------------------------------------------------------------------------------------
11/1/04-11/30/04                           N/A                          N/A                                N/A
-------------------------------------------------------------------------------------------------------------------------
12/1/04-12/31/04)        508             $19.47                         N/A                                N/A
-------------------------------------------------------------------------------------------------------------------------
Total                    508*                                           N/A                                N/A
-------------------------------------------------------------------------------------------------------------------------

*REPRESENTS 500 SHARES PURCHASED BY CERTAIN TRUSTEES AS OPEN MARKET PURCHASES AS WELL AS 8 SHARES PURCHASED ON BEHALF OF TRUSTEES
PURSUANT TO DIVIDEND REINVESTMENT PLAN.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under  the  1940  Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant  to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
           -------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         ------------------------------------------
                           James A. Bowen, President
                           (principal executive officer)

Date     FEBRUARY 24, 2005
    ---------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         ------------------------------------------
                           James A. Bowen, President
                           (principal executive officer)

Date     FEBRUARY 24, 2005
    ---------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         ------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date     FEBRUARY 24, 2005
    ---------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.